Members of the Supervisory Board	12 Months Ended
Dec. 31, 2019
Members Of Supervisory Board
Members of the Supervisory Board

30. Members of the Supervisory Board

Name	Nationality	Age	Position	Data first appointment	Term until
Dr. Ulrich Granzer	German	59	Chair	12.05.2006	2021
Curriculum vitae:	Dr. Ulrich Granzer, Supervisory Board Chairman, is a founder and owner of Granzer Regulatory Consulting & Services and has been a Supervisory Board member since 2006. Previously, he was Head of Regulatory Affairs at GlaxoSmithKline, and Global Regulatory Centers BASF Pharma and VP Global Regulatory Affairs at Bayer Pharma. He is a proven expert in the drug approval area. He studied pharmaceuticals at Phillips University Marburg before receiving his doctorate from Tübingen University.
Jürgen Baumann	German	65	Deputy Chair	24.05.2007	2021
Curriculum vitae	Mr. Jürgen Baumann, Deputy Supervisory Board Chairman, is an independent management consultant and has been Supervisory Board Chairman since 2007. He has held various management positions, including on the Management Board of Schwarz Pharma AG, where he was responsible for sales and marketing in Europe. Mr. Baumann studied economic sciences at Wuppertal University.
John Borer	U.S.	62	Member	31.05.2016	2021
Curriculum vitae	Dr. John Borer is Senior Managing Director and Head of Investment Banking at The Benchmark Company, LLC. He was previously CEO and Head of Investment Banking at Rodman & Renshaw and held management positions at Pacific Business Credit as well as at Barclays American Business Credit. His law doctorate was awarded by the Loyola Law School in Los Angeles.
Reinhard Eyring	German	61	Member	07.02.2018	2021
Curriculum vitae

Reinhard Eyring is a partner and Head of Germany at Ashhurst LLP. Previously he was a partner at Schürmann & Partner for 11 years.

Mr. Eyring studied law at the University of Freiburg and subsequently worked as a trainee at the Regional Court of Frankfurt am Main.

Hansjörg Plaggemars*	U.S.	49	Member	31.05.2016	2021
Curriculum vitae

Mr. Hansjörg Plaggemars is an independent management consultant (Value Consult) as well as a Management Board member of various companies as part of projects, including at Delphi Unternehmensberatung AG and Strawtec Group AG. Until the end of May 2017, he was a member of the Management Board of Deutsche Balaton AG and previously managing director and CFO at CoCreate Software GmbH, KAMPA AG, Unister Holdings and Müller Holdings. Mr. Plaggemars is also a member of the supervisory boards of Ming Le Sports AG, Deutsche Balaton Immobilien I AG, Carus AG and Youbisheng Green Paper AG.

He studied business management at Bamberg University.

Prof. Dr. Franca Ruhwedel*	German	47	Member	10.07.2019	2021
Curriculum vitae	Prof. Dr. Ruhwedel is currently Professor of Finance and Accounting at the Rhine-Waal University of Applied Sciences in Kamp-Lintfort. Previously, she was held the position of Professor of Accounting and Controlling at the FOM University in Essen. During her professional career she has held positions as project manager in the areas of M&A and corporate development at thyssenkrupp AG and tyssenkrupp Steel AG. After her training as a banker at Commerzbank AG and her studies of business administration, Ms. Ruhwedel obtained her doctorate at the Ruhr University of Bochum.
Kevin Weber	USA	61	Member	31.05.2016	2021
Curriculum vitae

Mr. Kevin Weber is Managing Director at Skysis, LLC. He was previously CEO at Paraffin International Inc., and has extensive experience in marketing as well as worldwide marketing strategies. He previously held senior roles at Depomed, Hyperion Therapeutics and Medicis Pharmaceuticals. Kevin Weber is also a member of the Boards of Directors of the American Academy of Pain Medicine Foundation and of the American Chronic Pain Association.

He holds a degree in management and marketing from Western Michigan University.

* By order of the Cologne District Court dated March 22, 2019, Mr. Hansjörg Plaggemars was dismissed as a member of the Supervisory Board of Biofrontera AG pursuant to Section 103 (3) of the German Stock Corporation Act (AktG) for good cause. The ruling was issued on March 22, 2019 and came to the company’s attention on March 26, 2019. The ruling regarding the removal from office was effective immediately. However, an appeal was filed and subsequently was rejected by the Cologne District Court on April 30, 2019 and the case was referred to the Higher Regional Court for a further ruling. The Higher Regional Court of Cologne dismissed the appeal on August 29, 2019 finally dismissed the appeal. The Annual General Meeting on July 10, 2019 elected Prof. Dr. Franca Ruhwedel, Professor of Finance and Accounting at the Rhein-Waal University of Applied Sciences, Kamp-Lintfort, Duisburg, to the Supervisory Board as successor to Mr. Plaggemars.

Supervisory board compensation

in EUR thousands	Compensation 2019	Compensation 2018	Compensation 2017
Dr. Ulrich Granzer	30	30	30
Jürgen Baumann	23	23	23
John Borer	15	15	15
Reinhard Eyring	15	14	-
Hansjörg Plaggemars	3	15	15
Prof. Dr. Franca Ruhwedel	7	-	-
Mark Reeth	-	-	12
Kevin Weber	15	15	15
Total	108	112	110

The payments are short-term payments within the meaning of IAS 24.17 (a).

The current Supervisory Board members held the following other supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Name	Company	Board	Position
Reinhard Eyring	DESTAG Deutsche Steinindustrie AG	Supervisory Board	Chair

Prof. Dr. Franca Ruhwedel	NATIONAL-BANK AG, Essen	Management Board	Member
	VTG AG, Hamburg	Management Board	Member